IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1,047,467	$ 1,054,714
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,070	14,140
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	503,302	520,824
Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	308,791	314,712
Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	73,246	74,327
Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	244,503	256,063
Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	86,038	91,350
Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,502	21,856
Business and government portfolios [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	226,778	237,484
Retail portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	315,840	317,071
Retail portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	101,808	99,817
Retail portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	373	420
Standardized portfolios [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	108,885	101,249
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,259	15,333
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,274,245	1,292,198
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	730,080	758,308
Gross carrying amount [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 418,021	$ 417,308